Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events

Note 13—Subsequent Events

No events have occurred subsequent to September 30, 2013, other than that listed below, that has required recognition or disclosure in the Company’s financial statements.

Issuance of Additional 8.5% Senior Notes Due November 15, 2020

On October 24, 2013, California Lyon completed the sale to certain purchasers of an additional $100.0 million in aggregate principal amount of its 8.5% Senior Notes due 2020 (the “Additional Notes”) at an issue price of 106.5% of their aggregate principal amount, plus accrued interest from and including May 15, 2013, in a private placement, resulting in net proceeds of approximately $104.7 million. The Additional Notes were issued pursuant to an indenture, dated as of November 8, 2012 (as amended or supplemented, the “Indenture”), by and among California Lyon, Parent, the subsidiary guarantors party thereto (together with Parent, the “Guarantors”) and U.S. Bank National Association, as trustee, under which California Lyon previously issued $325.0 million in aggregate principal amount of its 8.5% Senior Notes due 2020 (the “Existing Notes” and, together with the Additional Notes, the “Notes”). The Additional Notes and the Existing Notes will be treated as a single class for all purposes under the Indenture and will have identical terms to the Existing Notes (see Note 5 for terms of Existing Notes).

The Company and Parent intend to use the net proceeds from the issuance of the Additional Notes for general corporate purposes, including the acquisition and development of land and home construction.

Closure of CB&T Loan

On October 30, 2013 the Company terminated its $30.0 million revolving credit facility with California Bank & Trust (see Note 5 for terms of the CB&T Loan). The Company had repaid all balances owed under this facility during July of 2013, and had no amounts outstanding as of September 30, 2013. The CB&T Loan was originally scheduled to mature on March 5, 2016.

Note 20—Subsequent Events

No events have occurred subsequent to December 31, 2012, other than that listed below, that have required recognition or disclosure in the Company’s financial statements.

On May 21, 2013, the Company completed its initial public offering of 10,005,000 shares of Class A Common Stock, which consisted of 7,177,500 shares sold by the Company and 2,827,500 shares sold by the selling stockholder. The 10,005,000 shares in the offering were sold at a price to the public of $25.00 per share. The Company raised total net proceeds of approximately $165.0 million in the offering, after deducting the underwriting discount and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling stockholder.

In connection with the offering, the Company completed a common stock recapitalization which included a 1-for-8.25 reverse stock split of its Class A Common Stock (the “Class A Reverse Split”), the conversion of all outstanding shares of the Company’s Class C Common Stock, Class D Common Stock and Convertible Preferred Stock into Class A Common Stock on a one-for-one basis and as automatically adjusted for the Class A Reverse Split, and a 1-for-8.25 reverse stock split of its Class B Common Stock. Upon completion of the offering, the Company had 27,623,629 shares of Class A Common Stock outstanding, excluding shares issuable upon exercise of outstanding stock options, and 3,813,885 shares of Class B Common Stock outstanding, excluding shares underlying a warrant to purchase additional shares of Class B Common Stock. The warrant was amended to extend the term from five years to ten years, and the Warrant will now expire on February 24, 2022.

The tables below show the proforma effect of the 1-for-8.25 reverse stock split as of and for the Successor periods presented. The 1-for-8.25 reverse stock split should not be retroactively applied to the Predecessor periods as the Company’s reorganization was a recapitalization event, thus the Predecessor period is not meant to be comparable with the Successor period.

	December 31, 2012
	Before stock split	After stock split
William Lyon Homes shares outstanding
Common stock, Class A	70,121,378	8,499,558
Common stock, Class B	31,464,548	3,813,885
Common stock, Class C	16,020,338	1,941,859
Common stock, Class D	2,499,293	302,945

Total number of shares outstanding	120,105,557	14,558,246

	Period from February 25 through December 31, 2012
	Before stock split	After stock split
(Loss) income per common share, basic and diluted	$(0.11)	$(0.93)
Weighted average common shares outstanding, basic and diluted	103,037,842	12,489,435